Shareholder Report, Holdings (Details)	Nov. 30, 2025
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.40%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000259601 [Member] | State Street SPDR Portfolio Intermediate Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000259601 [Member] | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000259601 [Member] | BondBloxx Bloomberg One Year Target Duration US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000259601 [Member] | State Street SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000259601 [Member] | State Street SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000259601 [Member] | JPMorgan BetaBuilders USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259601 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000259601 [Member] | BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000259601 [Member] | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000259601 [Member] | State Street SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000259601 [Member] | Corporate Bond and Other Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000259601 [Member] | U.S. Treasury ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000259601 [Member] | Money Market Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243875 [Member] | Omnicom Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243875 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243875 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243875 [Member] | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243875 [Member] | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243875 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243875 [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243875 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243875 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243875 [Member] | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243875 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000243875 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000243875 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243875 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243875 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000243875 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243875 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243875 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243875 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243875 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243875 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243875 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%